Installment Payment Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2025
Schedule Of Installment Receivables with Significant Financing Component, Before Allowance For Credit Loss [Abstract]
Summary of Sales Type Lease Net Investment In Lease Before Allowance For Credit Loss
Installment payment receivables primarily include customer installment payments for auto financing as well as technical R&D services, which comprise the following:

	As of December 31,
	2024	2025
Current portion of installment payment receivables, net	2,558,756	3,553,054
Non-current portion of installment payment receivables, net	4,448,416	6,496,020

Total	7,007,172	10,049,074

Schedule Of Installment Receivables With Significant Financing Component, Allowance For Credit Loss, Net
Installment payment receivables consisted of the following:

	As of December 31,
	2024	2025
Current portion of installment payment receivables	2,590,645	3,598,443
Non-current portion of installment payment receivables	4,504,348	6,571,377
Allowance for doubtful accounts	(87,821)	(120,746)

Total	7,007,172	10,049,074

Summary of Payment Maturity Analysis of Installment Payment Receivables
Payment maturity analysis of installment payment receivables for each of the next five years and a reconciliation of the gross receivables to the present value are as follows:

As of December 31, 2025
Within 1 year	3,607,968
Between 1 and 2 years	2,998,705
Between 2 and 3 years	2,156,732
Between 3 and 4 years	1,378,131
Between 4 and 5 years	710,122
Thereafter	1,036,683

Total receivables of installment payments	11,888,341

Less: Unrealized finance income	(1,718,521)

Installment payment receivables, gross	10,169,820
Less: Allowance for installment payment receivables	(120,746)

Installment payment receivables, net	10,049,074